INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2026	$ 136
2027	3
2028	3
Intangible assets, net	$ 142	$ 468